Share-Based Compensation - Schedule of Share Option Activity (Details) - Stock Option [Member] - USD ($)			6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Share Option Activity [Line Items]
Options, Outstanding balance	32,490,744	30,838,928	33,057,765	33,534,491	32,490,744
Weighted Average Exercise Price, Outstanding balance	$ 0.13	$ 0.14	$ 0.13	$ 0.13	$ 0.13
Weighted Average Remaining Contractual Life, Outstanding balance	5 years 3 months 3 days	5 years 11 months 23 days	4 years 10 months 13 days	5 years 10 months 2 days	5 years 3 months 3 days
Aggregate Intrinsic Value, Outstanding balance	$ 304,071,390	$ 201,186,310	$ 390,846,567	$ 375,712,877	$ 304,071,390
Options, Exercisable	25,682,265		27,483,124	23,620,196	25,682,265
Weighted Average Exercise Price, Exercisable	$ 0.13		$ 0.13	$ 0.13	$ 0.13
Weighted Average Remaining Contractual Life, Exercisable			4 years 2 months 12 days	4 years 9 months 14 days	4 years 6 months 10 days
Aggregate Intrinsic Value, Exercisable	$ 240,352,826		$ 324,936,827	$ 264,635,351	$ 240,352,826
Options, Granted			805,889	3,539,627	3,549,705
Weighted Average Exercise Price, Granted			$ 0.14	$ 0.14	$ 0.14
Options, Exercised				(436,074)	(438,173)
Weighted Average Exercise Price, Exercised				$ 0.14	$ 0.14
Options, Cancelled/forfeited			(238,868)	(407,990)	(1,459,716)
Weighted Average Exercise Price, Cancelled/forfeited			$ 0.13	$ 0.14	$ 0.14